Supplemental cash flow information (Statements of detailed information of cash flow) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in non-cash working capital
Accounts receivable	$ 99,601	$ (75,678)
Inventories	(162,858)	300,307
Supplies and prepaid expenses	(63,500)	(5,908)
Accounts payable and accrued liabilities	16,401	91,757
Reclamation payments	(28,492)	(19,542)
Other	19,417	(3,683)
Total	$ (119,431)	$ 287,253